Average Annual Total Returns{- Fidelity Advisor® Real Estate Fund} - 07.31 Fidelity Advisor Real Estate Fund AMCIZ PRO-11 - Fidelity Advisor® Real Estate Fund	Fidelity Advisor Real Estate Fund-Class A Return Before Taxes Past 1 year	Fidelity Advisor Real Estate Fund-Class A Return Before Taxes Past 5 years	Fidelity Advisor Real Estate Fund-Class A Return Before Taxes Past 10 years	Fidelity Advisor Real Estate Fund-Class A After Taxes on Distributions Past 1 year	Fidelity Advisor Real Estate Fund-Class A After Taxes on Distributions Past 5 years	Fidelity Advisor Real Estate Fund-Class A After Taxes on Distributions Past 10 years	Fidelity Advisor Real Estate Fund-Class A After Taxes on Distributions and Sales Past 1 year	Fidelity Advisor Real Estate Fund-Class A After Taxes on Distributions and Sales Past 5 years	Fidelity Advisor Real Estate Fund-Class A After Taxes on Distributions and Sales Past 10 years	Fidelity Advisor Real Estate Fund-Class M Return Before Taxes Past 1 year	Fidelity Advisor Real Estate Fund-Class M Return Before Taxes Past 5 years	Fidelity Advisor Real Estate Fund-Class M Return Before Taxes Past 10 years	Fidelity Advisor Real Estate Fund-Class C Return Before Taxes Past 1 year	Fidelity Advisor Real Estate Fund-Class C Return Before Taxes Past 5 years	Fidelity Advisor Real Estate Fund-Class C Return Before Taxes Past 10 years	Fidelity Advisor Real Estate Fund - Class I Return Before Taxes Past 1 year	Fidelity Advisor Real Estate Fund - Class I Return Before Taxes Past 5 years	Fidelity Advisor Real Estate Fund - Class I Return Before Taxes Past 10 years	Class Z Return Before Taxes Past 1 year	Class Z Return Before Taxes Past 10 years	Class Z Return Before Taxes Since Inception		SP001 Past 1 year	SP001 Past 5 years	SP001 Past 10 years	WA005 Past 1 year	WA005 Past 5 years	WA005 Past 10 years
Total	15.67%	3.99%	10.09%	13.32%	2.25%	8.63%	10.59%	2.71%	7.91%	18.16%	4.24%	10.09%	20.72%	4.40%	9.90%	22.97%	5.50%	11.03%	23.19%		11.59%	[1]	31.49%	11.70%	13.56%	23.10%	6.39%	11.54%

[1]	(a) Since inception October 2, 2018.